Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2025
Convertible Notes [Abstract]
Schedule of Convertible Notes	The major assumptions used in the Monte Carlo Model are as follows:
	December 10, 2025	December 31, 2025
Risk-free interest rate	3.5981%	3.5656%
Expected life	2 years	1.94 years
Share price	$0.57	$0.31
Volatility	65.55%	65.98%
Conversion Multiple Threshold	1.17x	1.17x

Schedule of Fair Value of the Convertible Notes	The following table presents a sensitivity analysis of the fair value of the convertible notes as of December 10, 2025 and December 31, 2025, assuming changes in the conversion multiple threshold while all other inputs are held constant.
	1.10x	1.17x	1.20x
As of December 10, 2025	10,613	11,124	11,415
As of December 31, 2025	10,478	11,126	11,415